Related Party Transactions (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Mar. 11, 2024	Sep. 30, 2023	Jul. 01, 2022	Mar. 10, 2022
Related Party Transactions [Line Items]
Initial term					2 years
Rental amount					$ 800
Working capital loan	$ 96,000	$ 96,000
Loans payable		47,000		$ 35,000
Issued ordinary shares (in Shares)			1,275,000
Ordinary shares per share (in Dollars per share)			$ 4
Outstanding balance			$ 5,100,000
Outstanding balance on the payable	656,000	$ 656,000		$ 5,756,000
Owned percentage		13.80%		14.50%
Production line
Extension Loan [Member]
Related Party Transactions [Line Items]
Loans payable	1,142,000
Common Stock [Member]
Related Party Transactions [Line Items]
Ordinary shares per share (in Dollars per share)		$ 0.0001
Directors [Member]
Related Party Transactions [Line Items]
Payable	1,595,000			2,232,000
Mr. Lim Hooi Beng [Member]
Related Party Transactions [Line Items]
Payable	1,483,000			$ 2,226,000
Owned percentage		20.00%		20.00%
Common shares		13.80%		14.50%
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Loans payable		$ 1,142,000
Mr. Aw Jeen Rong [Member]
Related Party Transactions [Line Items]
Payable	$ 112,000			$ 6,000
Common shares		6.00%		6.30%
Mr. Liu Yu [Member]
Related Party Transactions [Line Items]
Payable						$ 6,258,000
Common shares		24.30%
Graphjet [Member]
Related Party Transactions [Line Items]
Common shares				25.50%
Mr. Lim Hooi Beng [Member]
Related Party Transactions [Line Items]
Owned percentage	13.80%			14.50%
Issued ordinary shares (in Shares)			775,000
Ordinary shares per share (in Dollars per share)			$ 4
Outstanding balance			$ 3,100,000
Mr. Lim Hooi Beng [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Owned percentage	13.80%			14.50%
Mr. Lim Hooi Beng [Member] | ZhongHe Industries Sdn Bhd (ZHI) [Member]
Related Party Transactions [Line Items]
Owned percentage	20.00%			20.00%
Mr. Aw Jeen Rong [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Owned percentage	6.00%			6.30%
Mr.Liu Yu {Member]
Related Party Transactions [Line Items]
Owned percentage	24.30%			25.50%
Issued ordinary shares (in Shares)			1,275,000
Ordinary shares per share (in Dollars per share)			$ 4
Outstanding balance			$ 5,100,000
Payable						$ 6,258,000
Common Stock [Member]
Related Party Transactions [Line Items]
Issued ordinary shares (in Shares)			775,000
Ordinary shares per share (in Dollars per share)			$ 4
Outstanding balance			$ 3,100,000
Payable		$ 1,218,000		$ 2,232,000